Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers
Authorized but not contracted for construction projects	¥ 76,366	¥ 266,333	¥ 510,608
Total	633,546	837,173	982,646
Software
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers
Contracted for construction projects	¥ 557,180	¥ 570,840	¥ 472,038